                             1996 Semiannual Report


                          Centennial Tax Exempt Trust



CENTENNIAL TAX EXEMPT TRUST

        Officers and Trustees
        James C. Swain, Chairman
          and Chief Executive Officer
        Bridget A. Macaskill, Trustee and President
        Robert G. Avis, Trustee
        William A. Baker, Trustee
        Charles Conrad, Jr., Trustee
        Jon S. Fossel, Trustee
        Sam Freedman, Trustee
        Raymond J. Kalinowski, Trustee
        C. Howard Kast, Trustee
        Robert M. Kirchner, Trustee
        Ned M. Steel, Trustee
        George C. Bowen, Vice President, Treasurer and Assistant Secretary Andrew J. Donohue, Vice President
          and Secretary
        Michael A. Carbuto, Vice President
        Robert J. Bishop, Assistant Treasurer
        Scott T. Farrar, Assistant Treasurer
        Robert G. Zack, Assistant Secretary

        Investment Adviser and Distributor
        Centennial Asset Management Corporation

        Transfer and Shareholder Servicing Agent
        Shareholder Services, Inc.

        Custodian of Portfolio Securities
        Citibank, N.A.

        Independent Auditors
        Deloitte & Touche LLP

        Legal Counsel
        Myer, Swanson, Adams & Wolf, P.C.

        The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors.

        This is a copy of a report to shareholders of Centennial Tax Exempt Trust. This report must be preceded or accompanied by a Prospectus of Centennial Tax Exempt Trust. For material information concerning the Trust, see the Prospectus.

        For shareholder servicing, call:
        1-800-525-9310 (in U.S.)
        303-671-3200 (outside U.S.)

        Or write:
        Shareholder Services, Inc.
        P.O. Box 5143
        Denver, CO 80217-5143

RS0160.0011296 [RECYCLE LOG0] Printed on recycled paper.

Dear Shareholder:

The second half of 1996 was a period of uncertainty in the fixed income markets, largely due to investor fears of rapid economic growth and accelerating inflation. The 30-year Treasury rates rose above 7% in the second quarter and remained relatively unchanged until the end of the third quarter. That's when negative investor sentiment that led to the market downturn in June and July began to subside.

The swing away from inflationary fears seemed complete in October with the release of economic indicators showing a firm dollar, low inflation and slow growth. When the Federal Reserve responded to these indicators with another decision to leave rates alone, it appeared that concerns about rapid growth had been overblown, and interest rates fell in response. The status quo outcome of the presidential election also aided the decline in rates, and the bond market experienced one of the most substantial post-election rallies in recent history. With continued, sustainable non-inflationary growth of around 2% to 2.5%, and long-term rates at their lowest levels since April, the economy seems to have settled into a comfortable path of neither too little nor too much growth.

Centennial Tax Exempt Trust performed well due to our bullish outlook on interest rates. In the early part of 1996, we believe that the Fed would be hesitant to raise rates as long as inflation didn't accelerate wildly. In response, we extended the portfolio's duration and took advantage of the higher returns that usually accompany longer-duration bonds. Later in the summer, as it became accepted among analysts that the Fed was probably less inclined to raise rates, we began to be even more aggressive in lengthening the portfolio's maturity.

In the second half of 1996, rates declined quite a bit so we backed away from the longer maturities and monitored year-end activity. We expect that the economy will continue to slowly decelerate.

The Trust had a compounded annualized yield of 2.99% for the six months ended December 31, 1996. Without compounding, the corresponding yield was 2.95%. For investors in the 36% federal tax bracket, this is equivalent to a taxable yield for six months of 4.67% with compounding, and 4.61% without. The seven-day annualized yields, with and without compounding for the six-month period ended December 31, 1996 were 3.31% and 3.26%, respectively.(1)

An investment in the Trust is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Trust will maintain a stable $1.00 share price in the future.

Thank you for your confidence in Centennial Tax Exempt Trust. We look forward to helping you reach your investment goals in the future.

Sincerely,


/s/ James C. Swain
--------------------
James C. Swain
Chairman
Centennial Tax Exempt Trust



/s/ Bridget A. Macaskill
------------------------
Bridget A. Macaskill
President
Centennial Tax Exempt Trust

January 22, 1997



1. Compounded yields assume reinvestment of dividends. A portion of the Trust's distributions may be subject to federal and state income taxes. For investors subject to the federal and/or state alternative minimum tax, a portion of the Trust's distributions may increase this tax. Past performance does not gaurantee future results.

STATEMENT OF INVESTMENTS December 31, 1996 (Unaudited)
Centennial Tax Exempt Trust


                                                                                      Face              Value
                                                                                     Amount           See Note 1
                                                                                   -----------        -----------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 103.1%
ALABAMA - 0.9%
AL GORRB, 5.55%, 3/1/97(1) ...................................................     $ 3,400,000        $ 3,409,972
Bessemer, AL ID RB, Big B, Inc. Project, Series A, 4.35%(2) ..................       2,100,000          2,100,000
Huntsville, AL FAU MH RRB, Series B, 4.05%(2) ................................       7,000,000          7,000,000
Winfield City, AL ID RB, Union Underwear Co., 4.30%(2) .......................       1,900,000          1,900,000
                                                                                                      -----------
                                                                                                       14,409,972
                                                                                                      -----------
ARIZONA - 3.5%
AZ HFAU RB, Blood Systems, Inc., 4.20%(2) ....................................       8,000,000          8,000,000
Maricopa Cnty., AZ IDA RB, Grand Canyon University Project, 4.20%(2) .........       5,200,000          5,200,000
Maricopa Cnty., AZ PC Corp. PC RRB, Arizona Public Service Co.
   Project, Series D, 5.25%(2) ...............................................       3,500,000          3,500,000
Phoenix, AZ IDA MH RRB, Lynwood Apts. Project, 4.15%(2) ......................       4,675,000          4,675,000
Phoenix, AZ IDA MH RRB, Paradise Lakes Apts. Project, 1995 Series, 4.35%(2) ..      22,500,000         22,500,000
Salt River, AZ Agriculture Improvement PAU RB, 3.70%, 1/14/97(1) .............       9,431,000          9,431,000
Tucson, AZ IDA RB, Geronimo Building Renovation Project, 4%, 12/15/97(1) .....       1,045,000          1,045,000
                                                                                                      -----------
                                                                                                       54,351,000
                                                                                                      -----------
ARKANSAS - 0.0%
Subiaco, AR ID RB, Cloves Gear & Products, Inc., 4.40%(2) ....................         400,000            400,000
                                                                                                      -----------

CALIFORNIA - 15.7%
Anaheim, CA HAU MH RB, Bel Page Project, Series A, 4%(2) .....................       1,000,000          1,000,000
Anaheim, CA HAU MH RRB, Park Vista Apts., Series A, 4.25%(2) .................       1,000,000          1,000,000
CA HEA Student Loan RB, Series C, 4.25%(2) ...................................      11,800,000         11,800,000
CA HEA Student Loan RRB, Series 1987A, 3.70%, 5/1/97(1) ......................      13,750,000         13,750,000
CA HEA Student Loan RRB, Series 1992A-2, 3.70%, 5/1/97(1) ....................      14,000,000         14,000,000
CA HFFA RB, Catholic Healthcare Project, Series C, 4%(2) .....................       2,000,000          2,000,000
CA HFFA RB, Pooled Loan Program, Series B, FGIC Insured, 4%(2) ...............         500,000            500,000
CA HFFA RB, Santa Barbara Cottage Project, Series C, 3.75%(2) ................         800,000            800,000
CA HFFA RB, Scripps Memorial Hospital, Series A, MBIA Insured, 4%(2) .........         420,000            420,000
CA HFFA RRB, Catholic West Project, Series C, MBIA Insured, 4%(2) ............       4,300,000          4,300,000
CA PCFA SWD RB, Western Waste Industries, Series A, 4.10%(2) .................         500,000            500,000
CA Revenue Anticipation Nts., 4.50%, 6/30/97 .................................      76,185,000         76,378,946
Hemet, CA HAU MH RRB, West Acadia Project, 4%(2) .............................       4,800,000          4,800,000
Huntington Park, CA RA MH RB, Casa Rita Apts., Series A, 4.10%(2) ............         800,000            800,000
Irvine, CA Public Facilities & Infrastructure Authority Lease RB,
   Capital Improvement Projects, 3.90%(2) ....................................       4,800,000          4,800,000

Centennial Tax Exempt Trust


                                                                                            Face               Value
                                                                                           Amount            See Note 1
                                                                                         -----------        ------------
CALIFORNIA (CONTINUED)
Kings Cnty., CA HAU Multifamily RRB, Edgewater Isle Apts., Series A, 4.15%(2) ......     $ 1,745,000        $  1,745,000
Los Angeles Cnty., CA Tax & Revenue Anticipation Nts., Series A, 4.50%, 6/30/97 ....      72,300,000          72,530,371
Los Angeles, CA Airport Revenue Municipal Trust Bonds, Series SG-61, 4.15%(2) ......       2,555,000           2,555,000
Metropolitan Water District of Southern CA Waterworks RRB, Series A,
   AMBAC Insured, 4%(2) ............................................................       3,000,000           3,000,000
Modesto, CA Irrigation District FAU RB, Series SG-66, 4.10%(2) .....................         500,000             500,000
Northern CA PPA RRB, Geothermal Project 3-A, 3.85%(2) ..............................       3,000,000           3,000,000
Oceanside, CA MH RRB, Lakeridge Apts. Project, 4.40%(2) ............................       4,100,000           4,100,000
Ontario, CA Multifamily Residential Mtg. RB, Park Centre Project, Series A, 4%(2) ..         400,000             400,000
Orange Cnty., CA Apt. Development RRB, The Lakes Project, Series A, 4.15%(2) .......       3,000,000           3,000,000
Rancho Mirage, CA RA COP, 4.25%(2) .................................................       2,300,000           2,300,000
Riverside Cnty., CA HAU MH RB, McKinley Project, 4%(2) .............................       2,000,000           2,000,000
Sacramento Cnty., CA MH RRB, Issue A, 3.95%(2) .....................................       3,400,000           3,400,000
San Bernardino Cnty., CA HAU MH RRB, Arrowview Park Apts. Project,
   Series A, 4%(2) .................................................................       3,050,000           3,050,000
San Bernardino Cnty., CA HAU MH RRB, Monterey Villas Apts. Project,
   Series A, 3.80%(2) ..............................................................       2,125,000           2,125,000
San Francisco, CA City & Cnty. RA Multifamily RRB,
   Fillmore Center Housing Project, Series A-1, 4.15%(2) ...........................         500,000             500,000
Southern CA PAU RRB, Palo Verde Project, Series B,
   AMBAC Insured, 3.90%(2) .........................................................       2,400,000           2,400,000
                                                                                                            ------------
                                                                                                             243,454,317
                                                                                                            ------------
COLORADO - 1.9%
Arapahoe Cnty., CO Multifamily RRB, Hunters Run Rental Housing, 4.25%(2) ...........      25,600,000          25,600,000
Aurora, CO ID RRB, La Quinta Motor Inns, Inc., 4.35%(2) ............................       2,600,000           2,600,000
Wheat Ridge, CO ID RRB, La Quinta Motor Inns, Inc., 4.35%(2) .......................       1,900,000           1,900,000
                                                                                                            ------------
                                                                                                              30,100,000
                                                                                                            ------------
DELAWARE - 1.0%
DE EDA RB, Hospital Billing Project, Series A, BIG Insured, 4.15%(2) ...............       6,100,000           6,100,000
DE GOB, Series A, 5.60%, 3/1/97 ....................................................       2,550,000           2,557,682
Sussex Cnty., DE ED RB, Route 113 LP Project, 3.70%(2) .............................       6,000,000           6,000,000
                                                                                                            ------------
                                                                                                              14,657,682
                                                                                                            ------------
FLORIDA - 5.4%
Dade Cnty., FL WSS RB, FGIC Insured, 3.60%, 1/1/97(1)(2) ...........................       9,500,000           9,500,000
Escambia Cnty., FL HFAU RRB, Florida Convertible Centers Project,
   Series A, 3.45%(2) ..............................................................       1,300,000           1,300,000

Centennial Tax Exempt Trust

                                                                                              Face               Value
                                                                                             Amount            See Note 1
                                                                                           -----------        ------------
FLORIDA (CONTINUED)
FL BOE Capital Outlay Public Education Refunding Bonds, Series A, 4.35%(2) ..........      $13,230,000        $ 13,230,000
FL HFA RRB, MH Monterey Lake Project, 3.85%(2) ......................................       19,965,000          19,965,000
FL Turnpike Authority RB, Series A, FGIC Insured, 3.60%, 1/1/97(1)(2) ...............       14,200,000          14,200,000
Hillsborough Cnty., FL IDA PC RB, Tampa Electric Co. Project, 4.26%(2) ..............       17,000,000          17,000,000
Orange Cnty., FL Housing FAU RB, Smokewood/Sun Project, Series A, 4.25%(2) ..........        4,000,000           4,000,000
Orange Cnty., FL Housing FAU RRB, Monterey MH Project, Series B, 4.45%(2) ...........        4,890,000           4,890,000
                                                                                                              ------------
                                                                                                                84,085,000
                                                                                                              ------------
GEORGIA - 4.8%
Burke Cnty., GA DAU PC RB, Georgia Power Co., Vogtle-Fourth Series, 4.20%(2) ........        5,700,000           5,700,000
Cobb Cnty., GA HAU MH RRB, Terrell Mill Project, 4.25%(2) ...........................        9,400,000           9,400,000
Floyd Cnty., GA DAU PC RRB, Inland-Rome, Inc. Project, 4.35%(2) .....................        4,735,000           4,735,000
Fulton Cnty., GA DAU RB, Georgia Tech Athletic Assn., Inc., 4.15%(2) ................        3,000,000           3,000,000
Fulton Cnty., GA DAU RB, Robert W. Woodruff Arts Project, 4.15%(2) ..................        2,000,000           2,000,000
Fulton Cnty., GA Residential Care Facilities RB, Canterbury Court Project,
   Series A, 4.15%(2) ...............................................................        2,255,000           2,255,000
GA GOB, Series 1995B, 4.26%(2) ......................................................       11,400,000          11,400,000
Newton Cnty., GA IDA RRB, John H. Harland Co. Project, 4.30%(2) .....................        1,000,000           1,000,000
Roswell, GA HAU MH RRB, Oxford Project, 4.40%(2) ....................................       23,610,000          23,610,000
Savannah, GA HAU MH RRB, Somerset Place Project, Series A, 4.05%(2) .................        2,500,000           2,500,000
Savannah, GA HAU MH RRB, Somerset Wharf Project, Series B, 4.05%(2) .................        3,400,000           3,400,000
Smyrna, GA HAU MH RRB, Hills of Post Village Project, 4.05%(2) ......................        5,000,000           5,000,000
                                                                                                              ------------
                                                                                                                74,000,000
                                                                                                              ------------
ILLINOIS - 8.7%
Centralia City, IL ID RB, Consolidated Foods Corp./Hollywood Brands, Inc., 4.15%(2) .        5,500,000           5,500,000
Elk Grove Village, IL ID RB, La Quinta Motor Inns, Inc., 3.70%(2) ...................        3,100,000           3,100,000
IL Development FAU RB, Residential Brookdale Project, 4.50%(2) ......................       14,800,000          14,800,000
IL Educational FA RB, Museum of Science & Industry Project, 4.20%(2) ................        6,000,000           6,000,000
IL Educational FA RB, National-Louis University, 4.20%(2) ...........................        6,300,000           6,300,000
IL HFAU RB, Lake Forest Hospital Project, 4.125%(2) .................................       12,190,000          12,190,000
IL Regional Transportation Authority RB, AMBAC Insured, 4.15%(2) ....................       20,170,000          20,170,000
IL Student Assistance Commission Student Loan RB, 4.30%(2) ..........................        7,800,000           7,800,000
Lakemoor Village, IL MH Mtg. RB, Lakemoor Apts. Project, 4.45%, 9/1/97(1) ...........        4,780,485           4,780,485
Lakemoor Village, IL MH Mtg. RB, Lakemoor Apts. Project, 4.75%, 9/4/97(1) ...........       15,000,000          15,000,000
Oakbrook Terrace, IL MH Mtg. RB, 4.90%, 11/3/97(1) ..................................       35,000,000          35,000,000
West Chicago, IL ID RRB, Liquid Container Project, 4.10%(2) .........................        3,810,000           3,810,000
                                                                                                              ------------
                                                                                                               134,450,485
                                                                                                              ------------

Centennial Tax Exempt Trust

                                                                                                   Face              Value
                                                                                                  Amount          See Note 1
                                                                                               -----------        -----------
INDIANA - 2.6%
Crawfordsville, IN ED RRB, Pedcor Investments-Shady Knoll Apts. Project, 4.25%(2) ........     $ 3,425,000        $ 3,425,000
Gary, IN Industrial Environmental Improvement RB, U.S. Steel Corp. Project, 3.70%(2) .....       1,000,000          1,000,000
Greenfield, IN Industrial ED RRB, 4.20%(2) ...............................................       1,250,000          1,250,000
Greenwood, IN Industrial ED RRB, 4.20%(2) ................................................       1,260,000          1,260,000
Hobart, IN ED RRB, MMM Invest, Inc. Project, 4.20%(2) ....................................       2,010,000          2,010,000
IN Development FAU RB, Brebeuf Prep School, 4.20%(2) .....................................       3,500,000          3,500,000
IN EDFA RB, Saroyan Hardwoods, Inc., 4.30%(2) ............................................       2,000,000          2,000,000
IN HFFA RB, Cardinal Center Project, 4.25%(2) ............................................       1,510,000          1,510,000
Marion Cnty., IN HA Hospital Facility RB, Indianapolis Osteopathic, 4.25%(2) .............       3,645,000          3,645,000
Rockport, IN PC RRB, Indiana & Michigan Electric Co. Project, Series A, 4.15%(2) .........      13,000,000         13,000,000
St. Joseph Cnty., IN HA Special Obligation Bonds, Madison Center, Inc.
   Project, 4.25%(2) .....................................................................       6,985,000          6,985,000
St. Joseph Cnty., IN Industrial Educational Facilities RB, Holy Cross College, 4.25%(2) ..       1,305,000          1,305,000
                                                                                                                  -----------
                                                                                                                   40,890,000
                                                                                                                  -----------

IOWA - 1.1%
Des Moines, IA CD RB, Series A, 4.20%(2) .................................................      11,400,000         11,400,000
Mason City, IA ID RB, SuperValu Stores, Inc. Project, 4.20%(2) ...........................       4,900,000          4,900,000
                                                                                                                  -----------
                                                                                                                   16,300,000
                                                                                                                  -----------
KANSAS - 0.5%
Kansas City, KS Private Activity RRB, Inland Container Corp., 4.35%(2) ...................       5,200,000          5,200,000
Olathe, KS Industrial RRB, William F. Bieber Project, 4.40%(2) ...........................       1,675,000          1,675,000
Ottawa, KS ID RB, Laich Industries Project, 4.25%(2) .....................................         700,000            700,000
                                                                                                                  -----------
                                                                                                                    7,575,000
                                                                                                                  -----------
KENTUCKY - 0.4%
Jamestown, KY Industrial Building RB, Union Underwear Co., 4.30%(2) ......................       1,000,000          1,000,000
Trimble Cnty., KY PC RB, Louisville Gas & Electric Co. Project, Series A,
   3.70%, 1/14/97(1) .....................................................................       5,900,000          5,900,000
                                                                                                                  -----------

                                                                                                                    6,900,000
                                                                                                                  -----------

LOUISIANA - 0.7%
East Baton Rouge Parish, LA ID Board RRB, La Quinta Motor Inns, Inc., 4.35%(2) ...........       2,125,000          2,125,000
Lake Charles, LA Harbor & Terminal District RB, Reynolds Metals Co. Project,
   3.75%, 12/1/97(1) .....................................................................       4,085,000          4,085,000
South LA Port Commission PC RRB, Occidental Petroleum Corp., 4.15%(2) ....................       5,200,000          5,200,000
                                                                                                                  -----------
                                                                                                                   11,410,000
                                                                                                                  -----------

Centennial Tax Exempt Trust

                                                                                           Face               Value
                                                                                          Amount            See Note 1
                                                                                        -----------        -----------
MARYLAND - 3.5%
Anne Arundel Cnty., Economic West Capitol RB, Series A, 4.15%(2) ..................     $ 6,000,000        $ 6,000,000
Hartford Cnty., MD RRB, 1001 Participation Facility Project, 4%(2) ................       2,550,000          2,550,000
MD Health & HEFA RB, Carroll General Pooled Loan Program, Series A, 4.30%(2) ......       1,060,000          1,060,000
MD Health & HEFA RB, University of Maryland Pooled Loan Program, Series B, 4%(2) ..       1,150,000          1,150,000
Montgomery Cnty., MD MH Opportunities Commission RB, Grosvenor House
   Project, Series A, 4%(2) .......................................................      19,700,000         19,700,000
Montgomery Cnty., MD MH Opportunities Commission RB, Issue A, 4.30%(2) ............      15,800,000         15,800,000
Worcester Cnty., MD RRB, White Marlin Mall Project, 3.70%(2) ......................       7,850,000          7,850,000
                                                                                                           -----------
                                                                                                            54,110,000
                                                                                                           -----------
MASSACHUSETTS - 1.0%
MA Commonwealth GOB, Series C, 4.21%(2) ...........................................      14,600,000         14,600,000
North Andover Town, MA Industrial RB,
   Atlee-Oak Realty Trust of Delaware, Inc., 4.05%(2) .............................         350,000            350,000
                                                                                                           -----------
                                                                                                            14,950,000
                                                                                                           -----------
MICHIGAN - 1.0%
Madison Heights, MI ED RB, Red Roof Inns Project, 3.70%(2) ........................       1,000,000          1,000,000
MI GORB, Strategic Fund Limited, Series 1, 5.25%(2) ...............................       2,400,000          2,400,000
MI Hospital FAU RRB, Mount Clemens General Hospital, 4.15%(2) .....................       9,920,000          9,920,000
MI Job DAU RB, East Lansing Residence Associates Project, 3.60%(2) ................       1,900,000          1,900,000
                                                                                                           -----------
                                                                                                            15,220,000
                                                                                                           -----------
MINNESOTA - 4.4%
Anoka City, MN MH RB, Walker Plaza, Series B, 4.20%(2) ............................       1,750,000          1,750,000
Austin, MN ID RRB, SuperValu Stores, Inc. Project, 4.20%(2) .......................       4,600,000          4,600,000
Blaine, MN ID RRB, SuperValu Stores, Inc. Project, 4.20%(2) .......................       5,500,000          5,500,000
Bloomington, MN Port Authority Tax RRB, Mall of America Project, Series C,
   FSA Insured, 4.20%(2) ..........................................................       8,700,000          8,700,000
Burnsville, MN CD RB, SuperValu Stores, Inc. Project, Series 83, 4.20%(2) .........       5,500,000          5,500,000
Dakota Cnty., MN Housing & Redevelopment Multifamily Mtg. RB,
   Westwood Ridge Rental Housing Project, Series A, 4.20%(2) ......................       4,100,000          4,100,000
Eden Prairie, MN CD RRB, Lakeview Business Center, 4.20%(2) .......................       2,595,000          2,595,000
Eden Prairie, MN ID RB, SuperValu Stores, Inc. Project, 4.20%(2) ..................       1,000,000          1,000,000
Maplewood, MN RB, 5.53%(2) ........................................................         755,000            755,000
Minneapolis, MN CD RRB, Minnehaha/Lake Partners Project, 4.20%(2) .................       2,750,000          2,750,000
Minneapolis, MN Community Development Agency RRB,
   Heart Institute Foundation Project, 4.20%(2) ...................................       3,000,000          3,000,000

Centennial Tax Exempt Trust

                                                                                             Face               Value
                                                                                            Amount            See Note 1
                                                                                          -----------        -----------
MINNESOTA (CONTINUED)
Minneapolis, MN RB, Catholic Charities Project, 4.15%(2) ............................     $ 3,000,000        $ 3,000,000
New Ulm, MN Hospital Facilities RB, Health Center Systems, 4.60%(2) .................       2,400,000          2,400,000
North Suburban Hospital District, MN RB,
   Anoka & Ramsey Cntys. Hospital Health Center, 4.60%(2) ...........................       3,300,000          3,300,000
St. Paul, MN Port Authority Tax Increment RB,
   Westgate Office & Industrial Center Project, 4.20%(2) ............................      10,800,000         10,800,000
Stillwater, MN ID RRB, SuperValu Stores, Inc. Project, 4.20%(2) .....................       5,500,000          5,500,000
Waite Park, MI Housing RRB, Park Meadows Apts. Project, 4.20%(2) ....................       3,235,000          3,235,000
                                                                                                             -----------
                                                                                                              68,485,000
                                                                                                             -----------
MISSOURI - 0.8%
St. Charles Cnty., MO ID RRB, Remington Apts. Project, 4.60%(2) .....................      12,700,000         12,700,000
                                                                                                             -----------

MONTANA - 0.3%
Great Falls, MT ID RRB, SuperValu Stores, Inc. Project, 4.20%(2) ....................       1,000,000          1,000,000
MT Board Investment RR RB, Colstrip Project, 4%(2) ..................................       3,000,000          3,000,000
                                                                                                             -----------
                                                                                                               4,000,000
                                                                                                             -----------
NEBRASKA - 0.4%
Lancaster Cnty., NE HA RRB, Bryan Memorial Hospital Project, 4%(2) ..................       3,000,000          3,000,000
Norfolk, NE ID RRB, SuperValu Stores, Inc. Project, 4.20%(2) ........................       2,800,000          2,800,000
                                                                                                             -----------
                                                                                                               5,800,000
                                                                                                             -----------
NEVADA - 1.2%
NV Highway Improvement RB, Motor Vehicle Fuel Tax, 5.25%, 4/1/97 ....................      17,700,000         17,792,217
                                                                                                             -----------

NEW JERSEY - 0.2%
NJ EDA Manufacturing Facilities RB, VPR Commerce Center Project, 4.25%(2) ...........       3,750,000          3,750,000
                                                                                                             -----------

NEW YORK - 8.5%
Babylon, NY GOB, Series B, AMBAC Insured, 3.90%(2) ..................................       1,000,000          1,000,000
Buffalo, NY General Obligation Revenue Anticipation Nts., Series A, 4.25%, 7/15/97 ..      16,000,000         16,058,295
Franklin Cnty., NY ID Agency RRB, McAdam Cheese Co. Project, 4.11%(2) ...............         600,000            600,000
NYC HDC Multifamily Mtg. RB, Columbus Project, Series A, 3.95%(2) ...................       2,800,000          2,800,000
NYC HDC Multifamily Mtg. RB, James Tower Development, Series A, 4.15%(2) ............       3,000,000          3,000,000
NYC ID Agency RB, Brooklyn Navy Yard Cogen, Series B, 4.20%(2) ......................       5,000,000          5,000,000
NYC ID RB, Brooklyn Navy Yard Cogen, Series A, 4.15%(2) .............................       1,600,000          1,600,000

Centennial Tax Exempt Trust

                                                                                             Face              Value
                                                                                            Amount           See Note 1
                                                                                         -----------        ------------
NEW YORK (CONTINUED)
NYC Tax Anticipation Nts., Series A, 4.50%, 2/12/97 ................................     $73,000,000        $ 73,063,748
NYC Trust Cultural Resources RRB, American Museum of Natural History,
   Series A, MBIA Insured, 3.80%(2) ................................................         800,000             800,000
NYC Trust Cultural Resources RRB, American Museum of Natural History,
   Series B, MBIA Insured, 3.80%(2) ................................................       1,000,000           1,000,000
NYS DA RB, Series A, FGIC Insured, 4.30%(2) ........................................         700,000             700,000
NYS Environmental Facilities Corp. SWD RRB, General Electric Co. Project,
   Series A, 3.60%, 1/14/97(1) .....................................................       1,000,000           1,000,000
NYS ERDAEF RB, L.I. Lighting Co., Series A, 4%(2) ..................................         200,000             200,000
NYS ERDAEF RB, L.I. Lighting Co., Series B, 4%(2) ..................................       1,100,000           1,100,000
NYS ERDAPC RRB, Orange/Rockland Utility Project, Series A, FGIC Insured, 3.80%(2) ..       3,500,000           3,500,000
NYS MCFFA RB, Lenox Hill Hospital Project, Series A, 3.95%(2) ......................       2,800,000           2,800,000
NYS MCFFA, 8.875%, 8/15/97(1) ......................................................       2,350,000           2,468,284
NYS PAU Revenue & General Purpose Municipal Trust Receipts, Series SG4, 4.15%(2) ...       2,295,000           2,295,000
NYS TBTA Beneficial Interest Certificates, MBIA Insured, 3.40%, 1/15/97(1) .........       3,300,000           3,300,000
NYS TBTA COP, Series A, 3.60%(2) ...................................................       9,700,000           9,700,000
                                                                                                            ------------
                                                                                                             131,985,327
                                                                                                            ------------
NORTH CAROLINA - 0.4%
NC National Bank Pooled Tax-Exempt Trust COP, Series 1990A, 4.12%(2) ...............       4,730,000           4,730,000
NC National Bank Pooled Tax-Exempt Trust COP, Series 1990B, 4.12%(2) ...............       1,815,000           1,815,000
                                                                                                            ------------
                                                                                                               6,545,000
                                                                                                            ------------
NORTH DAKOTA - 0.2%
Bismarck, ND ID RRB, SuperValu Stores, Inc. Project, 4.20%(2) ......................         800,000             800,000
Bismarck, ND ID RRB, SuperValu Stores, Inc. Project, 4.20%(2) ......................       1,500,000           1,500,000
                                                                                                            ------------
                                                                                                               2,300,000
                                                                                                            ------------
OHIO - 4.6%
Cuyahoga Cnty., OH ID RB, Southwest LP, 3.75%, 12/1/97(1) ..........................       2,015,000           2,015,000
Gallia Cnty., OH ID Mtg. RRB, Jackson Pike Assn., 3.50%, 6/15/97(1) ................       4,040,000           4,040,000
Greene Cnty., OH ID RRB, SuperValu Holdings, Inc. Project, 4.20%(2) ................       1,000,000           1,000,000
Lucas Cnty., OH ID RRB, H.H. Motel, Inc. Project, 4.20%(2) .........................       3,440,000           3,440,000
Marion Cnty., OH Hospital RB, Pooled Lease Program, 4.20%(2) .......................       6,560,000           6,560,000
Marion Cnty., OH Hospital RB, Pooled Lease Program, 4.20%(2) .......................       6,330,000           6,330,000
Merchant & Mechanics Tax-Exempt Mtg. Bond Trust RB, 3.75%, 3/1/97(1) ...............         965,000             965,000
Miami Valley, OH Tax-Exempt Mtg. Trust RB, Series 86, 4.88%, 10/15/97(1) ...........       2,800,000           2,800,000

Centennial Tax Exempt Trust

                                                                                        Face               Value
                                                                                       Amount            See Note 1
                                                                                     -----------        -----------
OHIO (CONTINUED)
OH Air Quality DAU PC RRB, Series B, 3.85%, 10/9/97(1) .........................     $ 4,655,000        $ 4,655,000
OH Water DAU PC Facilities RB, Duquesne Commercial Paper, Series A,
   3.85%, 10/9/97(1) ...........................................................      33,955,000         33,955,000
Scioto Cnty., OH Health Care Facilities RB, Hill View Retirement Center,
   3.65%, 6/1/97(1) ............................................................       2,815,000          2,815,000
Warren Cnty., OH ID RRB, Liquid Container Project, 4.10%(2) ....................       1,670,000          1,670,000
Whitehall, OH ID RRB, First Mtg. Continental Commercial, 3.90%, 2/1/97(1) ......       1,430,000          1,430,000
                                                                                                        -----------
                                                                                                         71,675,000
                                                                                                        -----------
OKLAHOMA - 0.7%
Claremore, OK Industrial & Redevelopment Authority RRB,
   Worthington Cylinder Project, 4.35%(2) ......................................       2,335,000          2,335,000
Cleveland Cnty., OK Public Facilities RB, Hunt Development Project,
   Series A, 4.50%(2) ..........................................................       1,000,000          1,000,000
Mid-West, OK Tax-Exempt Mtg. Board Trust RB, 3.60%(2) ..........................         865,000            865,000
Tulsa, OK Industrial Authority RB, 4%(2) .......................................       6,500,000          6,500,000
                                                                                                        -----------
                                                                                                         10,700,000
                                                                                                        -----------
OREGON - 0.6%
Hillsboro, OR RB, Oregon Graduate Institute, 3.95%(2) ..........................       6,400,000          6,400,000
OR Economic & ID Commission RB, Eagle-Picher Industries Project, 4.60%(2) ......       3,600,000          3,600,000
                                                                                                        -----------
                                                                                                         10,000,000
                                                                                                        -----------
PENNSYLVANIA - 5.5%
Montgomery Cnty., PA IDA RB, Quaker Chemical Corp. Project, 3.75%(2) ...........       1,600,000          1,600,000
PA Commonwealth Tax Anticipation Nts., 4.50%, 6/30/97 ..........................      72,000,000         72,276,262
PA Commonwealth Tax-Exempt Mtg. Bond Trust Certificates, Series A,
   3.95%, 5/1/97(1) ............................................................       2,830,000          2,830,000
Pittsburg, PA Rate Receipts, Series SG-71, 4.10%(2) ............................       9,205,000          9,205,000
                                                                                                        -----------
                                                                                                         85,911,262
                                                                                                        -----------
SOUTH CAROLINA - 2.6%
Charleston Center Tax-Exempt Bonds, Grantor Trust No. 2, 3.70%, 5/1/97(1) ......       4,407,500          4,407,500
Charleston Center Tax-Exempt Bonds, Grantor Trust No. 3, 3.70%, 1/1/97(1) ......       9,452,500          9,452,500
Charleston Center Tax-Exempt Bonds, Grantor Trust No. 6, 3.80%, 4/1/97(1) ......       8,075,000          8,075,000
Dorchester Cnty., SC PC Facilities RRB, The BOC Group, Inc. Project, 4.15%(2) ..       3,500,000          3,500,000
SC Jobs & EDA RB, Wellman Income Project, 4.25%(2) .............................       1,000,000          1,000,000
SC Public Service Authority RB, Series 182, MBIA Insured, 4.21%(2) .............      14,200,000         14,200,000
                                                                                                        -----------
                                                                                                         40,635,000
                                                                                                        -----------

Centennial Tax Exempt Trust

                                                                                             Face               Value
                                                                                            Amount            See Note 1
                                                                                          -----------        ------------
SOUTH DAKOTA - 2.2%
Grant Cnty., SD PC RRB, Otter Tail Power Co. Project, 4.20%(2) ......................     $10,400,000        $ 10,400,000
SD Health & Educational RB, Sioux Valley Hospital Issue, 4.20%(2) ...................      19,700,000          19,700,000
Watertown, SD ID RRB, SuperValu Stores, Inc. Project, 4.20%(2) ......................       3,900,000           3,900,000
                                                                                                             ------------
                                                                                                               34,000,000
                                                                                                             ------------
TENNESSEE - 1.9%
Clarksville, TN Public Building Authority RB, Pooled Financing-Tennessee
   Municipal Bond Fund, 4.30%(2) ....................................................      10,800,000          10,800,000
Covington, TN ID Board RB, Charms Co. Project, 4.20%(2) .............................       4,100,000           4,100,000
Dayton, TN ID Board RRB, La-Z Boy Chair Co. Project, 4.15%(2) .......................       4,350,000           4,350,000
Knox Cnty., TN ID Board RB, Weisgarber Partners, FGIC Insured, 3.50%(2) .............       3,000,000           3,000,000
Metropolitan Government of Nashville & Davidson Cnty.,
   TN Health & Educational Facilities Board RB, Vanderbilt University Project,
   Series 1985A, 3.50%, 1/15/97(1) ..................................................       1,000,000           1,000,000
Metropolitan Government of Nashville & Davidson Cnty.,
   TN Health & Educational Facilities Board RB, Vanderbilt University Project,
   Series 1985A, 3.50%, 1/15/97(1) ..................................................         700,000             700,000
Metropolitan Government of Nashville & Davidson Cnty., TN MH RB,
   Arbor Crest Project, Series B, 4.15%(2) ..........................................       3,550,000           3,550,000
Rutherford Cnty., TN ID Board Industrial Building RB,
   Derby Industries, Inc. Project, 4.30%(2) .........................................       1,435,000           1,435,000
                                                                                                             ------------
                                                                                                               28,935,000
                                                                                                             ------------
TEXAS - 11.3%
Angelina & Neches TX River Authority PC RRB,
   Temple-Inland Forest Project, 4.35%(2) ...........................................       7,350,000           7,350,000
Gulf Coast, TX IDA Marine Terminal RB, Amoco Oil Project, 3.50%, 6/1/97(1) ..........       7,065,000           7,065,000
Harris Cnty., TX Series A-CR 139, 4.26%(2) ..........................................       5,000,000           5,000,000
Hockley Cnty., TX ID Corp. PC RB, Amoco Project-Standard Oil Co., 3.75%, 3/1/97(1) ..      20,000,000          20,000,000
Houston, TX WSS RB, 4.15%(2) ........................................................      35,000,000          35,000,000
Travis Cnty., TX Housing Finance Corp. MH RB, Bent Oaks Apts., 4.35%(2) .............       4,400,000           4,400,000
TX Tax & Revenue Anticipation Nts., 4.75%, 8/29/97 ..................................      77,000,000          77,424,874
TX Turnpike Authority RB, Dallas Northtollway, Series SG-70, 4.15%(2) ...............      18,325,000          18,325,000
                                                                                                             ------------
                                                                                                              174,564,874
                                                                                                             ------------
UTAH - 0.6%
UT HFA MH RRB, Candlestick Apts. Project, 4.15%(2) ..................................       6,400,000           6,400,000
Weber Cnty., UT ID RRB, Parker Properties, Inc. Project, 4%(2) ......................       2,600,000           2,600,000
                                                                                                             ------------
                                                                                                                9,000,000
                                                                                                             ------------

Centennial Tax Exempt Trust

                                                                                        Face                 Value
                                                                                       Amount              See Note 1
                                                                                    ------------        ---------------
VERMONT - 0.1%
VT IDA RB, Sherbern Corp., 4.29%(2) ............................................    $  1,460,000        $     1,460,000
                                                                                                        ---------------

WASHINGTON - 2.2%
Port Longview, WA ID RB, Longview Fibre Co. Project, 4.20%(2) ..................       5,000,000              5,000,000
Redmond, WA Public Corp. Industrial RRB, Genie Industries, Lot 1, 4.15%(2) .....       1,055,000              1,055,000
Redmond, WA Public Corp. Industrial RRB, Genie Industries, Lot 2, 4.15%(2) .....       1,770,000              1,770,000
Seattle, WA ID Corp. RB, RICS LP, 4.20%(2) .....................................       4,950,000              4,950,000
WA GOB, Series 1996-A, 4.15%(2) ................................................       8,000,000              8,000,000
WA GORB, Series 1995C, 4.21%(2) ................................................      13,100,000             13,100,000
                                                                                                        ---------------
                                                                                                             33,875,000
                                                                                                        ---------------
WEST VIRGINIA - 0.4%
Beckley City, WV Revenue Anticipation Nts., Series A, 4.20%(2) .................       1,500,000              1,500,000
Harrison Cnty., WV ID RRB, Fox Grocery Co. Project, 4.10%(2) ...................       4,140,000              4,140,000
                                                                                                        ---------------
                                                                                                              5,640,000
                                                                                                        ---------------
WISCONSIN - 1.1%
Milwaukee WI Revenue School Order Nts., Series B, 4.25%, 8/21/97 ...............      16,500,000             16,603,455
                                                                                                        ---------------

WYOMING - 0.2%
Uinta Cnty., WY PC RB, AMOCO Standard Oil Co. of Indiana Project,
    3.90%, 12/1/97(1) ..........................................................       3,000,000              3,000,000
                                                                                                        ---------------

U.S. POSSESSIONS - 0.0%
PR Industrial, Medical & Environmental PC Facilities FAU RB,
   Reynolds Metals Co. Project, 3.80%, 9/1/97(1) ...............................         200,000                200,064
                                                                                                        ---------------
Total Investments, at Value ....................................................           103.1%         1,596,820,655
Liabilities in Excess of Other Assets ..........................................            (3.1)           (47,569,059)
                                                                                    ------------        ---------------

Net Assets .....................................................................           100.0%       $ 1,549,251,596
                                                                                    ============        ===============

Centennial Tax Exempt Trust

To simplify the listings of the Centennial Tax Exempt Trust holdings in the Statement of Investments, we have abbreviated the descriptions of many of the securities per the table below:

BOE                             Board of Education        ED                       Economic Development
CD                          Commercial Development        EDA            Economic Development Authority
COP                  Certificates of Participation        EDFA             Economic Development Finance
DA                             Dormitory Authority                                            Authority
DAU                          Development Authority        ERDAEF          Energy Research & Development
ERDAPC               Energy Research & Development                        Authority Electric Facilities
                       Authority Pollution Control        L.I.                              Long Island
FA                            Facilities Authority        MCFFA         Medical Care Facilities Finance
FAU                              Finance Authority                                               Agency
GOB                       General Obligation Bonds        MH                        Multifamily Housing
GORB            General Obligation Refunding Bonds        NYC                             New York City
GORRB                   General Obligation Revenue        NYS                            New York State
                                   Refunding Bonds        PAU                           Power Authority
HA                              Hospital Authority        PC                          Pollution Control
HAU                              Housing Authority        PCFA      Pollution Control Finance Authority
HDC                      Housing Development Corp.        PPA                       Public Power Agency
HEA                     Higher Education Authority        RA                       Redevelopment Agency
HEFA                 Higher Educational Facilities        RB                              Revenue Bonds
                                         Authority        RR                          Resource Recovery
HFA                         Housing Finance Agency        RRB                   Revenue Refunding Bonds
HFAU                   Health Facilities Authority        SWD                      Solid Waste Disposal
HFFA           Health Facilities Finance Authority        TBTA               Triborough Bridge & Tunnel
ID                          Industrial Development                                            Authority
IDA               Industrial Development Authority        WSS                      Water & Sewer System

1.  Put obligation redeemable at full face value on the date reported.

2. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1996. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice.


See accompanying Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES December 31, 1996 (Unaudited)
Centennial Tax Exempt Trust


ASSETS:
Investments, at value - see accompanying statement ..............     $ 1,596,820,655
Cash ............................................................           6,017,488
Receivables:
   Shares of beneficial interest sold ...........................          14,336,568
   Interest .....................................................          13,510,722
Other ...........................................................              93,875
                                                                      ---------------
     Total assets ...............................................       1,630,779,308
                                                                      ---------------

LIABILITIES:
Payables and other liabilities:
   Investments purchased ........................................          64,606,079
   Shares of beneficial interest redeemed .......................          16,380,576
   Service plan fees ............................................             354,112
   Transfer and shareholder servicing agent fees ................              19,899
   Dividends ....................................................              14,646
   Other ........................................................             152,400
                                                                      ---------------
     Total liabilities ..........................................          81,527,712

NET ASSETS ......................................................     $ 1,549,251,596
                                                                      ===============

COMPOSITION OF NET ASSETS:
Paid-in capital .................................................     $ 1,549,257,857
Accumulated net realized loss on investment transactions ........              (6,261)
                                                                      ---------------

NET ASSETS - applicable to 1,549,273,825 shares of beneficial
   interest outstanding .........................................     $ 1,549,251,596
                                                                      ===============

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE ..     $          1.00



See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended December 31, 1996 (Unaudited) Centennial Tax Exempt Trust


INVESTMENT INCOME - Interest .............................         $ 27,973,838
                                                                   ------------

EXPENSES:
Management fees - Note 3 .................................            3,346,718
Service plan fees - Note 3 ...............................            1,534,325
Transfer and shareholder servicing agent fees - Note 3 ...              314,222
Custodian fees and expenses ..............................              139,922
Registration and filing fees .............................              106,329
Shareholder reports ......................................               34,894
Legal and auditing fees ..................................               17,627
Insurance expenses .......................................               10,408
Trustees' fees and expenses ..............................                8,971
Other ....................................................                  680
                                                                   ------------

   Total expenses ........................................            5,514,096
   Less expenses paid indirectly - Note 3 ................             (101,386)
                                                                   ------------
   Net expenses ..........................................            5,412,710
                                                                   ------------
NET INVESTMENT INCOME ....................................           22,561,128

NET REALIZED GAIN ON INVESTMENTS .........................                4,819
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....         $ 22,565,947
                                                                   ============


STATEMENTS OF CHANGES IN NET ASSETS


                                                                    Six Months Ended
                                                                    December 31, 1996           Year Ended
                                                                       (Unaudited)            June 30, 1996
                                                                    -----------------        ---------------
OPERATIONS:
Net investment income ..........................................     $    22,561,128         $    46,013,851
Net realized gain ..............................................               4,819                 244,254
                                                                     ---------------         ---------------
Net increase in net assets resulting from operations ...........          22,565,947              46,258,105

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS ....................         (22,806,978)            (46,061,715)

BENEFICIAL INTEREST TRANSACTIONS:
Net increase in net assets resulting from beneficial interest
   transactions - Note 2 .......................................         123,498,653             110,876,607
                                                                     ---------------         ---------------

NET ASSETS:
Total increase .................................................         123,257,622             111,072,997
Beginning of period ............................................       1,425,993,974           1,314,920,977
                                                                     ---------------         ---------------
End of period ..................................................     $ 1,549,251,596         $ 1,425,993,974
                                                                     ===============         ===============

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Centennial Tax Exempt Trust


                                               Six Months Ended                           Year Ended June 30,
                                                 December 31,     ------------------------------------------------------------------
                                               1996 (Unaudited)      1996         1995          1994          1993           1992
                                               ----------------   ---------     ---------     ---------     ---------     ----------
PER SHARE OPERATING DATA:
Net asset value, beginning
   of period ................................    $    1.00        $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
Income from investment
   operations - net investment
   income and net realized gain .............          .01              .03           .03           .02           .02           .03
Dividends and distributions to shareholders .         (.01)            (.03)         (.03)         (.02)         (.02)         (.03)
                                                 ---------        ---------     ---------     ---------     ---------     ---------
Net asset value, end of period ..............    $    1.00        $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                 =========        =========     =========     =========     =========     =========
TOTAL RETURN, AT
   NET ASSET VALUE(1) .......................         1.50%            3.16%         3.17%         1.90%         2.19%         3.55%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) .....    $   1,549        $   1,426     $   1,315     $   1,039     $     981     $     917
Average net assets (in millions) ............    $   1,533        $   1,473     $   1,127     $   1,057     $     977     $     900

RATIOS TO AVERAGE NET ASSETS:
Net investment income .......................         2.92%(2)         3.12%         3.13%         1.87%         2.08%         3.40%
Expenses(3) .................................         0.71%(2)         0.72%         0.73%         0.76%         0.76%         0.75%



1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.

2.  Annualized.

3. Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.



See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Centennial Tax Exempt Trust


1.  SIGNIFICANT ACCOUNTING POLICIES

Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust's investment objective is to seek the maximum short-term interest income exempt from Federal income taxes that is consistent with low capital risk and the maintenance of liquidity by investing in short-term municipal securities. The Trust's investment adviser is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Investment Valuation - Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Federal Taxes - The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders - The Trust intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Centennial Tax Exempt Trust


2.  SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                     Six Months Ended December 31, 1996                   Year Ended June 30, 1996
                                   --------------------------------------         --------------------------------------
                                       Shares                 Amount                  Shares                  Amount
                                   --------------         ---------------         --------------         ---------------

Sold .........................      2,220,911,676         $ 2,220,911,676          4,357,729,565         $ 4,357,729,549
Dividends and distributions
  reinvested .................         23,570,335              23,570,335             45,904,203              45,904,203
Redeemed .....................     (2,120,983,358)         (2,120,983,358)        (4,292,757,161)         (4,292,757,145)
                                   --------------         ---------------         --------------         ---------------

  Net increase ...............        123,498,653         $   123,498,653            110,876,607         $   110,876,607
                                   ==============         ===============         ==============         ===============

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% on the first $250 million of average annual net assets with a reduction of 0.025% on each $250 million thereafter to $1.5 billion, 0.35% on the next $500 million of net assets and 0.325% on net assets in excess of $2 billion. Until Trust net assets reach $1.5 billion, the annual fee payable to the Manager will be reduced by $100,000. The Manager has agreed to assume Trust expenses (with specified exceptions) in excess of the most stringent applicable regulatory limit on Trust expenses.

Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust, and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the fund.

Under an approved service plan, the Trust may expend up to 0.20% of its net assets annually to reimburse Centennial Asset Management Corporation, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other institutions. During the six months ended December 31, 1996, the Trust paid $3,529 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

                 (This page has been left blank intentionally.)